Basis of Presentation and Significant Accounting Policies - Basic and Diluted Net (Loss) Income Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share, Basic and Diluted [Abstract]
Loss from continuing operations, net of tax	$ (1,657)	$ (914)	$ (1,187)	$ (350)	$ (1,388)	$ (22,605)	$ (7,334)	$ (2,846)	$ (2,251)	$ (3,839)	$ (35,036)
Income (loss) from discontinued operations, net of tax	0	(680)	(239)	0	5,494	622	(1,565)	74	175	4,575	(694)
Net income (loss)	$ (1,657)	$ (1,594)	$ (1,426)	$ (350)	$ 4,106	$ (21,983)	$ (8,899)	$ (2,772)	$ (2,076)	$ 736	$ (35,730)
Weighted average shares outstanding - basic (in shares)										20,158	19,995
Dilutive potential common shares:
Weighted average shares outstanding - diluted (in shares)										20,158	19,995
Net loss from continuing operations per share - basic and diluted (in usd per share)	$ (0.08)	$ (0.05)	$ (0.06)	$ (0.02)	$ (0.07)	$ (1.13)	$ (0.37)	$ (0.14)	$ (0.11)	$ (0.19)	$ (1.75)
Net income (loss) from discontinued operations per share - basic and diluted (in usd per share)	0.00	$ (0.03)	$ (0.01)	$ 0.00	0.27	$ 0.03	$ (0.08)	$ 0.00	$ 0.01	0.23	(0.04)
Net income (loss) per share — basic and diluted (in usd per share)	$ (0.08)				$ 0.20					$ 0.04	$ (1.79)
Antidilutive common shares excluded from computation of net income (in shares)	1,287				336					497	253
Equity Option [Member]
Dilutive potential common shares:
Dilutive potential common shares (in shares)										0	0
Antidilutive common shares excluded from computation of net income (in shares)										340	220
Restricted Stock Units (RSUs) [Member]
Dilutive potential common shares:
Dilutive potential common shares (in shares)										0	0
Antidilutive common shares excluded from computation of net income (in shares)										157	33